IFRS 7 - Disclosure - Credit Risk - Summary of Breakdown of Our Standardized Credit Risk Exposures by Risk-weight Category (Detail) - CAD ($) $ in Millions		Oct. 31, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[1]	$ 931,129	$ 861,193
Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	[1]	83,989	79,350
Standardized approach risk [member] | Corporate segment [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		45,300	45,744
Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		26,273	22,666
Standardized approach risk [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		1,580	1,278
Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		4,835	4,799
Standardized approach risk [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		1,445	1,354
Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		79,433	$ 75,841
0% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		22,497
0% risk weight category [member] | Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		22,497
20% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		4,379
20% risk weight category [member] | Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		2,884
20% risk weight category [member] | Standardized approach risk [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		1,495
35% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		3,555
35% risk weight category [member] | Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		3,555
50% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		103
50% risk weight category [member] | Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		103
75% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		2,436
75% risk weight category [member] | Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		1,064
75% risk weight category [member] | Standardized approach risk [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		1,372
100% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		46,314
100% risk weight category [member] | Standardized approach risk [member] | Corporate segment [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		45,164
100% risk weight category [member] | Standardized approach risk [member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		789
100% risk weight category [member] | Standardized approach risk [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		85
100% risk weight category [member] | Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		206
100% risk weight category [member] | Standardized approach risk [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		70
150% risk weight category [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		149
150% risk weight category [member] | Standardized approach risk [member] | Corporate segment [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		136
150% risk weight category [member] | Standardized approach risk [member] | Real estate secured personal lending [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		10
150% risk weight category [member] | Standardized approach risk [member] | Other retail [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		$ 3

[1]	Excludes exposures arising from derivative and repo-style transactions that are cleared through QCCPs as well as credit risk exposures arising from other assets that are subject to the credit risk framework but are not included in the standardized or IRB frameworks, including other balance sheet assets that are risk-weighted at 100%, significant investments in the capital of non-financial institutions that are risk-weighted at 1,250%, settlement risk, and amounts below the thresholds for deduction that are risk-weighted at 250%.